UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment			[]	Amendment Number:
This Amendment (Check only one.):	[] 	is a restatement
					[] 	adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:			PalmerDodge Advisors LLC
Address: 		111 Huntington Avenue
			18th Floor
			Boston, MA 02199

Form 13F File Number:	28-12431

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Diostenes R. Medina
Title:	Chief Compliance Officer
Phone:	617-239-0790
Signature,			Place,				and Date of Signing:
Diostenes R. Medina		Boston, MA			November 10, 2011
Report Type (Check on Box):
                              [X]	13F HOLDINGS REPORT
                              []	13F NOTICE
			      []	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:	NONE
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FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:		0
Form 13F Information Table Entry Total:		66
Form 13F Information Table Value Total:		87,984
List of Other Included Managers:		NONE
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NAME OF ISSUER		   TITLE OF CLASS	CUSIP	 	VALUE 	SHARES/	SH/	PUT/	INVSTMT	  OTHER	   VOTING AUTHORITY
							      (x$1000) 	PRN AMT	PRN	CALL	DSCRETN	 MANAGERS  SOLE SHARED NONE
3M Co                            COM		88579Y101	1250	17415	SH 		SOLE		   17415
Abbott Laboratories              COM		002824100	2959	57851	SH 		SOLE		   57851
Air Products & Chemicals Inc     COM		009158106	2146	28105	SH 		SOLE		   28105
Amgen Inc.                       COM		031162100	877	15948	SH 		SOLE		   15948
Anadarko Petroleum Corp          COM		032511107	135	2148	SH 		SOLE		   2148
Apache Corp                      COM		037411105	2165	26986	SH 		SOLE		   26986
Apple Computer Inc               COM		037833100	1247	3271	SH		SOLE		   3271
Applied Materials Inc            COM		038222105	1473	142250	SH 		SOLE		   142250
AT&T Inc.                        COM		00206R102	141	4955	SH 		SOLE		   4955
Automatic Data Processing Inc    COM		053015103	2155	45711	SH 		SOLE		   45711
Baker Hughes Inc                 COM		057224107	622	13484	SH 		SOLE		   13484
Baxter International             COM		071813109	1771	31540	SH 		SOLE		   31540
Biogen Idec Inc                  COM		09062X103	140	1500	SH 		SOLE		   1500
BlackRock Inc                    COM		09247X101	1413	9545	SH 		SOLE		   9545
Boeing Co                        COM		097023105	119	1960	SH 		SOLE		   1960
Bunge Ltd                        COM		G16962105	233	4000	SH 		SOLE		   4000
Charles Riv Laboratories Intl    COM		159864107	109	3825	SH 		SOLE		   3825
Chevrontexaco Corp		 COM		166764100       136     1472    SH              SOLE               1472
Church & Dwight Co Inc           COM		171340102	2799	63320	SH 		SOLE		   63320
Cisco Systems                    COM		17275R102	124	8011	SH 		SOLE		   8011
CLARCOR Inc                      COM		179895107	1653	39950	SH 		SOLE		   39950
Coca Cola                        COM		191216100	122	1805	SH 	 	SOLE		   1805
Disney Walt Co               COM DISNEY		254687106	228	7564	SH 		SOLE		   7564
Dominion Res Inc                 COM		25746U109	1275	25106	SH 		SOLE		   25106
Du Pont E I De Nemours & Co      COM		263534109	721	18050	SH 		SOLE		   18050
Duke Energy Corp.                COM		26441C105	685	34251	SH 		SOLE		   34251
Emerson Electric Co              COM		291011104	1409	34104	SH 		SOLE		   34104
Exxon Mobil Corporation          COM		30231G102	2915	40140	SH 		SOLE		   40140
Fiserv Inc                       COM		337738108	2710	53370	SH 		SOLE		   53370
General Electric                 COM		369604103	857	56340	SH 		SOLE		   56340
Hewlett-Packard Company          COM		428236103	285	12677	SH 		SOLE		   12677
Intel Corp                       COM		458140100	2317	108585	SH 		SOLE		   108585
International Business Machine   COM		459200101	735	4205	SH 		SOLE		   4205
iShares GS Investo      IBOXX INV CPBD 	 	464287242	1341	11940	SH 		SOLE		   11940
iShares MSCI EAFE      MSCI EAFE INDEX		464287465	3864	80873	SH 		SOLE		   80873
Johnson & Johnson                COM		478160104	3023	47471	SH 		SOLE		   47471
JP Morgan Chase & Co             COM		46625H100	560	18578	SH 		SOLE		   18578
Medtronic Inc                    COM		585055106	1890	56872	SH 		SOLE		   56872
Merck & Co Inc                   COM		58933Y105	126	3842	SH 		SOLE		   3842
Microsoft Corp                   COM		594918104	1870	75133	SH 		SOLE		   75133
Northrop Grumman Corp            COM		666807102	1415	27130	SH 		SOLE		   27130
Pepsico                          COM		713448108	5178	83652	SH 		SOLE		   83652
Pfizer                           COM		717081103	128	7264	SH		SOLE		   7264
Procter & Gamble Co              COM		742718109	3209	50785	SH 		SOLE		   50785
Qualcomm Inc                     COM		747525103	3038	62467	SH 		SOLE		   62467
Reliance Steel & Aluminum        COM		759509102	1054	31000	SH 		SOLE		   31000
Royal Dutch Shell B Adrf     SPON ADR B		780259107	787	12685	SH		SOLE		   12685
S&P 500 Depository Receipts    TR UNIT		78462F103	5805	51300	SH 		SOLE		   51300
S&P MidCap SPDRs             UNIT SER 1		78467Y107	131	919	SH 		SOLE		   919
Schlumberger Ltd                 COM		806857108	186	3108	SH 		SOLE		   3108
State Street                     COM		857477103	1497	46541	SH 		SOLE		   46541
Statoil ASA ADR           SPONSORED ADR		85771P102	1600	74257	SH 		SOLE		   74257
Stryker Corp                     COM		863667101	1730	36710	SH 		SOLE		   36710
Sysco Corporation                COM		871829107	347	13415	SH 		SOLE		   13415
Target Corporation               COM		87612E106	487	9933	SH 		SOLE		   9933
Teva Pharm Inds Ltd Adrf         ADR		881624209	1303	35019	SH 		SOLE		   35019
Thermo Fisher Scientific         COM            883556102       1083    21395   SH              SOLE               21395
Time Warner Inc                COM NEW		887317303	165	5503	SH 		SOLE		   5503
Toronto Dominion Bank New      COM NEW		891160509	1845	26000	SH 		SOLE		   26000
U S Bancorp Del New            COM NEW		902973304	1027	43625	SH 		SOLE		   43625
Union Pacific Corp               COM		907818108	105	1288	SH 		SOLE		   1288
Vodafone Group Plc ADR   SPONS ADR NEW		92857W209	194	7542	SH 		SOLE		   7542
Wal-Mart Stores Inc              COM		931142103	2481	47802	SH 		SOLE		   47802
Walgreen Co                      COM		931422109	1734	52722	SH 		SOLE		   52722
Xilinx Inc                       COM		983919101	591	21525	SH 		SOLE		   21525
Yahoo Inc                        COM		984332106	264	20060	SH		SOLE		   20060
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